Subsequent Event (Details) (USD $) In Millions, except Per Share data, unless otherwise specified						0 Months Ended		0 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Dec. 28, 2013 Blackhawk Network Holdings, Inc. [Member]	Apr. 14, 2014 Blackhawk Network Holdings, Inc. [Member] Subsequent Event [Member]	Mar. 24, 2014 Blackhawk Network Holdings, Inc. [Member] Subsequent Event [Member]	Apr. 14, 2014 Blackhawk Network Holdings, Inc. [Member] Common Class B [Member] Subsequent Event [Member]	Mar. 24, 2014 Blackhawk Network Holdings, Inc. [Member] Common Class B [Member] Subsequent Event [Member]	Apr. 14, 2014 Forecast [Member]	Mar. 06, 2014 Safeway [Member] Albertsons [Member]	Mar. 06, 2014 Safeway [Member] Albertsons [Member] Subsequent Event [Member]	Mar. 06, 2014 Casa Ley [Member]	Dec. 28, 2013 Casa Ley [Member]	Dec. 29, 2012 Casa Ley [Member]	Dec. 31, 2011 Casa Ley [Member]	Mar. 06, 2014 Casa Ley [Member] Subsequent Event [Member]
Subsequent Event [Line Items]
Stockholders' right to receive cash per share of outstanding Safeway stock									$ 32.50	$ 32.50
Subsidiary shares owned			37.8	37.8			37.8
Percent of total outstanding shares of Blackhawk Class B common stock owned							94.20%
Ownership interest			72.20%	72.20%	72.00%
Common stock dividend, share of Blackhawk Class B received						0.164291
Tax from distribution of Blackhawk shares								$ 360
Percentage of ownership in Casa Ley, S.A. de C.V.	49.00%	49.00%									49.00%	49.00%	49.00%	49.00%	49.00%
Increase per day of stockholders' right to receive cash per share of outstanding Safeway stock									$ 0.005342	$ 0.005342